Deposits (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Time deposits	¥ 885,482	¥ 894,169
Other deposits	193,105	209,345
Total	¥ 1,078,587	¥ 1,103,514